Revenue, Other Income And Other Gain - Schedule revenue from contracts with customers (Detail) - HKD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 825,184,760	$ 680,477,636	$ 607,263,125
Net fair value changes on financial assets at fair value through profit or loss	(161,406,875)	597,551,244	(31,054,945)
Net fair value changes on derivative financial assets	484,760,273	(54,008,047)	371,305,326
Gain related to disposed investments	173,129,345	125,112,176	82,948,508
Dividend income	50,213,509	48,711,208	88,078,159
Total revenue	1,371,881,012	1,397,844,217	1,118,540,173
Underwriting Commission And Brokerage Fee [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	94,528,263	29,051,940	165,472,605
Financial Advisory Fee [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	427,723,245	568,045,723	210,852,275
Management Fee And Performance Based Incentive Fee [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	16,791,083	57,230,194	196,352,216
Brokerage And Handling Fees [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	42,313,366	25,356,917	33,359,007
Others [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	576,736	792,862	1,227,022
Insurance Brokerage Services Commission [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	8,145,147
Fashion And Luxury Magazines And Advertising Services income [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	28,254,167
Fashion And Luxury Media Licensing And Marketing Services Income [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	31,424,904
Digital Solutions Fees [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	175,427,849
Capital market solutions [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	581,932,693	680,477,636	607,263,125
Total revenue	581,932,693	680,477,636	607,263,125
Capital market solutions [Member] | Underwriting Commission And Brokerage Fee [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	94,528,263	29,051,940	165,472,605
Capital market solutions [Member] | Financial Advisory Fee [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	427,723,245	568,045,723	210,852,275
Capital market solutions [Member] | Management Fee And Performance Based Incentive Fee [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	16,791,083	57,230,194	196,352,216
Capital market solutions [Member] | Brokerage And Handling Fees [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	42,313,366	25,356,917	33,359,007
Capital market solutions [Member] | Others [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	576,736	792,862	1,227,022
Digital solutions and other services [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	183,572,996
Total revenue	183,572,996
Digital solutions and other services [Member] | Insurance Brokerage Services Commission [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	8,145,147
Digital solutions and other services [Member] | Digital Solutions Fees [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	175,427,849
Fashion and luxury media advertising and marketing services [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	59,679,071
Total revenue	59,679,071
Fashion and luxury media advertising and marketing services [Member] | Fashion And Luxury Magazines And Advertising Services income [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	28,254,167
Fashion and luxury media advertising and marketing services [Member] | Fashion And Luxury Media Licensing And Marketing Services Income [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	31,424,904
Strategic Investment [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net fair value changes on financial assets at fair value through profit or loss	(161,406,875)	597,551,244	(31,054,945)
Net fair value changes on derivative financial assets	484,760,273	(54,008,047)	371,305,326
Gain related to disposed investments	173,129,345	125,112,176	82,948,508
Dividend income	50,213,509	48,711,208	88,078,159
Total revenue	$ 546,696,252	$ 717,366,581	$ 511,277,048